Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Ab Inbev's Material Tax Proceedings Related to Ambev and Its Subsidiaries
As of 31 December 2020, AB InBev’s material tax proceedings are related to Ambev and its subsidiaries. Estimates of amounts of possible loss are as follows:

Million US dollar	31 December 2020	31 December 2019
Income tax and social contribution	10 372	10 781
Value-added and excise taxes	4 483	5 514
Other taxes	727	1 018

	15 582	17 313